Fair value measurement of financial instruments - Additional information (Details) € in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) item	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 HKD ($) item	Dec. 31, 2024 USD ($) item	Dec. 31, 2024 EUR (€) item	Dec. 31, 2024 SGD ($) item	Dec. 31, 2023 CNY (¥) item	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disclosure of fair value measurement of financial instruments [Line Items]
Allowance For Credit Losses Of Financial Assets	¥ (81,044)										¥ (52,361)	¥ (12,144)	¥ (448)
Carrying amounts of preferred shares and other financial instruments for redemption											¥ 8,181,700
Increase Decrease Of Interest Rate Basis Points | item	100						100	100	100	100	100
Accumulated Deficit	¥ 16,900										¥ 3,200
Insured Value Of Bank Deposits By Government Authority	¥ 51,000										37,000
Bottom of range [member]
Disclosure of fair value measurement of financial instruments [Line Items]
Trade Receivables Due Period	30 days
Top of range [member]
Disclosure of fair value measurement of financial instruments [Line Items]
Trade Receivables Due Period	90 days
Hong Kong
Disclosure of fair value measurement of financial instruments [Line Items]
Insured Value Of Bank Deposits By Government Authority | $							$ 500,000
U.S.
Disclosure of fair value measurement of financial instruments [Line Items]
Insured Value Of Bank Deposits By Government Authority | $								$ 250,000
AED [Member]
Disclosure of fair value measurement of financial instruments [Line Items]
Insured Value Of Bank Deposits By Government Authority | €									€ 50,000
Germany
Disclosure of fair value measurement of financial instruments [Line Items]
Insured Value Of Bank Deposits By Government Authority | €									€ 20,000
Singapore
Disclosure of fair value measurement of financial instruments [Line Items]
Insured Value Of Bank Deposits By Government Authority | $										$ 100,000
Trade Receivables And Contract Assets [Member]
Disclosure of fair value measurement of financial instruments [Line Items]
Term Of Due From Related Parties Contract Assets And Receivables	1 year
Allowance For Credit Losses Of Financial Assets	¥ 28,700
Major Customer One [Member] | Trade Receivables And Contract Assets [Member]
Disclosure of fair value measurement of financial instruments [Line Items]
Allowance For Credit Losses Of Financial Assets												¥ 11,700
Major Customer Two [Member] | Trade Receivables And Contract Assets [Member]
Disclosure of fair value measurement of financial instruments [Line Items]
Allowance For Credit Losses Of Financial Assets											¥ 40,200
Level 3
Disclosure of fair value measurement of financial instruments [Line Items]
Insured Value Of Bank Deposits By Government Authority	¥ 51,000	¥ 33,200
Level 3 | Chinese Mainland
Disclosure of fair value measurement of financial instruments [Line Items]
Insured Value Of Bank Deposits By Government Authority		¥ 500,000
Level 3 | Hong Kong
Disclosure of fair value measurement of financial instruments [Line Items]
Insured Value Of Bank Deposits By Government Authority | $			$ 500,000
Level 3 | U.S.
Disclosure of fair value measurement of financial instruments [Line Items]
Insured Value Of Bank Deposits By Government Authority | $				$ 250,000
Level 3 | Germany
Disclosure of fair value measurement of financial instruments [Line Items]
Insured Value Of Bank Deposits By Government Authority | €					€ 100,000
Level 3 | Singapore
Disclosure of fair value measurement of financial instruments [Line Items]
Insured Value Of Bank Deposits By Government Authority | $						$ 100,000